SIGNIFICANT ACCOUNTING JUDGMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY	12 Months Ended
Dec. 31, 2020
General Information About Financial Statements [Abstract]
SIGNIFICANT ACCOUNTING JUDGMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY	4. SIGNIFICANT ACCOUNTING JUDGMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY
In the application of the Company’s accounting policies, which are described in note 3, management is required to make judgments, estimates and assumptions about the carrying amount and classification of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are generally recognized in the period in which the estimates are revised.

The following are the significant judgments and areas involving estimates, that management have made in the process of applying the Company’s accounting policies and that have the most significant effect on the amounts recognized in the consolidated financial statements.

Significant Judgments in Applying Accounting Policies

Determination of functional currency

In accordance with IAS 21, The Effects of Changes in Foreign Exchange Rates, management determined that the functional currency of the Company’s Canadian and Australian subsidiaries is, respectively, the Canadian and Australian dollar.

Determination of functional currency involves judgments to determine the primary economic environment and the Company reconsiders the functional currency of its entities if there is a change in events and conditions which determined the primary economic environment.

Deferred income taxes
Judgment is required in determining whether deferred tax assets are recognized on the statement of financial position.  Deferred tax assets, including those arising from unutilized tax losses require management to assess the likelihood that the Company and/or its subsidiaries will generate taxable earnings in future periods, in order to utilize recognized deferred tax assets.
Business combinations
Determination of whether a set of assets acquired and liabilities assumed constitute the acquisition of a business or asset may require the Company to make certain judgments as to whether or not the assets acquired and liabilities assumed include the inputs, processes and outputs necessary to constitute a business as defined in IFRS 3 – Business Combinations.
Transition from the exploration and evaluation stage to the development stage
Judgment is required in determining when an exploration and evaluation project has demonstrated technical feasibility, commercial viability and transitions from the exploration and evaluation stage to the development stage. In assessing the technical feasibility and commercial viability of an asset or CGU, the estimated operating results and net cash flows are determined by estimating the expected future revenues and costs, including the future production costs, capital expenditures, site closure and environmental rehabilitation costs. The estimated net cash flows include cash flows expected to be realized from the extraction, processing and sale of proven and probable reserves as well as mineral resources when there is a high degree of confidence in the economic extraction of those resources.

Accounting Estimates and Assumptions

Determination of reserves and resources

Reserve and resource estimates are used in the unit of production calculation for depletion and depreciation expense, the determination of the timing of rehabilitation provision costs, business combination accounting and impairment analysis.

There are numerous uncertainties inherent in estimating reserves and resources. Assumptions that are valid at the time of estimation may change significantly when new information becomes available. Changes in the forecast prices of commodities, exchange rates, production costs, or recovery rates as well as new drilling results may change the economic status of reserves and resources and may result in the reserves and resources being revised.

Deferred income taxes

Estimates of future taxable income are based on forecast cash flows from operations and the application of existing tax laws in each jurisdiction. To the extent that future cash flows and taxable income differ significantly from estimates, the ability of the Company and/or its subsidiaries to realize the net deferred tax assets recorded at the statement of financial position date could be impacted.

Business combinations

The allocation of the purchase price of acquisitions requires estimates as to the fair value of acquired assets and liabilities. The information necessary to measure the fair values as at the acquisition date of assets acquired and liabilities assumed requires management to make certain judgments and estimates about future events, including but not limited to estimates of mineral reserves and mineral resources and exploration potential of the assets acquired, future operating costs and capital expenditures, discount rates to determine fair value of assets acquired and future metal prices and long term foreign exchange rates.

Changes to the preliminary measurements of assets and liabilities acquired may be retrospectively adjusted when new information is obtained until the final measurements are determined within one year of the acquisition date.
Valuation of Long-lived Assets

The carrying amounts of mining properties and plant and equipment are assessed for any impairment triggers such as events or changes in circumstances which indicate that the carrying value may not be recoverable. If there are indicators of impairment, an exercise is undertaken to determine whether the carrying values are in excess of their recoverable amount. Such review is undertaken on an asset by asset basis, except where such assets do not generate cash flows independent of other assets, and then the review is undertaken at the CGU level.

The Company considers both external and internal sources of information in assessing whether there are any indications that mining interests are impaired. External sources of information the Company considers include changes in the market, economic and legal environment in which the Company operates that are not within its control and affect the recoverable amount of mining interests. Internal sources of information the Company considers include the manner in which mining properties and plant and equipment are being used or are expected to be used and indications of economic performance of the assets.

Provision for Environmental Rehabilitation
Significant estimates and assumptions are made in determining the environmental rehabilitation costs as there are numerous factors that will affect the ultimate environmental rehabilitation provision. These factors include estimates of the timing and costs of rehabilitation activities, current changes in available technologies and regulations, and changes in discount rates.
Those uncertainties may result in actual expenditures in the future being different from the amounts currently provided.